Results from discontinued operations (Details) - ARS ($) $ / shares in Units, $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues		$ 38,986	$ 30,746	$ 15,622
Costs		(24,780)	(19,330)	(9,380)
General and administrative expenses		4,414	3,628	1,950
Financial income		1,998	1,055	1,450
Finance costs		26,209	8,936	7,351
Financial results, net		(23,827)	(4,703)	(6,046)
Profit before income tax		5,534	3,648	14,086
Income tax		233	2,713	5,785
Profit for the period from discontinued operations		12,479	4,093	817
Discontinued Operations [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenues	[1]	66,740	51,578	19,759
Costs		(50,087)	(39,282)	(15,073)
Gross profit		16,653	12,296	4,686
Net gain from fair value adjustment of investment properties		164	113	23
General and administrative expenses		(1,162)	(857)	(294)
Selling expenses		(13,042)	(9,655)	(3,955)
Other operating results, net	[2]	10,838	3,888	(6)
Profit from operations		13,451	5,785	454
Share of profit of associates and joint ventures		54	373	344
Profit before financial results and income tax		13,505	6,158	798
Financial income		94	148	408
Finance costs		(675)	(1,962)	(367)
Other financial results		(75)	(111)
Financial results, net		(656)	(1,925)	41
Profit before income tax		12,849	4,233	839
Income tax		(370)	(140)	(22)
Profit for the period from discontinued operations	[3]	12,479	4,093	817
Profit for the period from discontinued operations attributable to:
Equity holders of the parent		9,725	1,647	338
Non-controlling interest		$ 2,754	$ 2,446	$ 479
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic		$ 16.91	$ 2.86	$ 0.59
Diluted		$ 16.80	$ 2.84	$ 0.58

[1]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(l).
[2]	Includes the result of the loss of control of Shufersal (see Note 4.(l)) as of June 30, 2018 and the sale of Adama, which generated a profit of Ps. 4,216 in the year ended June 30, 2017.
[3]	As of June 30, 2018, 2017 and 2016, Ps. 60,470, Ps. 47,168 and Ps 18,607 of the total revenues from discontinued operations and Ps 12,377, Ps. 1,075 and Ps. 373 of the total profit from discontinued operations correspond to Shufersal.